Loans and Allowance for Credit Losses, Nonaccrual Loans and Loans Past Due 90 Days or More and Still Accruing (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	$ 119	$ 538
Nonaccrual Loans With No ACL	775
Nonaccrual Loans With an ACL	1,617
Nonaccrual	2,392	3,233
Nonaccrual, interest income	146
Residential Real Estate [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	9	100
Nonaccrual Loans With No ACL	0
Nonaccrual Loans With an ACL	1,234
Nonaccrual	1,234	1,708
Commercial Real Estate [Member] | Owner-occupied [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	0	0
Nonaccrual Loans With No ACL	775
Nonaccrual Loans With an ACL	0
Nonaccrual	775	938
Commercial Real Estate [Member] | Nonowner-occupied [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	0	0
Nonaccrual Loans With No ACL	0
Nonaccrual Loans With an ACL	61
Nonaccrual	61	70
Commercial Real Estate [Member] | Construction [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	0	0
Nonaccrual Loans With No ACL	0
Nonaccrual Loans With an ACL	1
Nonaccrual	1	75
Commercial and Industrial [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	0	0
Nonaccrual Loans With No ACL	0
Nonaccrual Loans With an ACL	48
Nonaccrual	48	150
Consumer [Member] | Automobile [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	56	27
Nonaccrual Loans With No ACL	0
Nonaccrual Loans With an ACL	78
Nonaccrual	78	82
Consumer [Member] | Home Equity [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	0	0
Nonaccrual Loans With No ACL	0
Nonaccrual Loans With an ACL	95
Nonaccrual	95	151
Consumer [Member] | Other [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	54	411
Nonaccrual Loans With No ACL	0
Nonaccrual Loans With an ACL	100
Nonaccrual	$ 100	$ 59